UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2351

Name of Fund: Pacific American Income Shares, Inc.

Fund Address: 100 Light Street
              Baltimore, MD 21202

Name and address of agent for service:
     James W. Hirschmann, President, Pacific American Income Shares, Inc. 100 Light Street
     Baltimore, MD 21202.

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

Annual Report to Shareholders

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

General Market Performance
   The 12-month period ended December 31, 2003, was remarkable in many respects. The U.S. economy staged a surprising and robust rebound; the equity market surged, reasserting its dominance over the bond market after three years of underperformance; corporate bonds experienced an unprecedented rally after five years of suffering; and despite all the good news, the Federal Reserve lowered and held short-term interest rates to a mere 1% even as bond yields drifted higher. More disturbingly, however, the dollar plunged, gold and commodity prices soared, the implied inflation rate embedded in Treasury Inflation-Protected Securities ("TIPS") reached new highs, and the Fed insisted repeatedly that these harbingers of rising inflation were trumped by the economy's so-called excess capacity, thus signaling higher inflation for the first time in over 20 years.

   Corporate bonds thrived in this environment, as a stronger economy boosted confidence in the overall outlook for earnings, and easy money gave pricing power to an increasing number of industries. Corporate profits after tax rose over 20% in the first nine months of the year, strongly fortifying the case for reduced default risk. Additionally, the low level of yields on Treasuries dramatically enhanced the appeal of the higher yields available on corporate and high yield debt. Easy money, a weaker dollar, rising commodity prices, and an improving global economy helped emerging market debt to flourish as well. Mortgage-backed investors struggled to cope with by far the most rapid pace of prepayments in history, and the system somehow survived an unprecedented bout of volatility in late summer.

Company Performance
   Average annual returns for the Company (based on market value per share) and two comparative indices for various periods ended December 31, 2003, are presented below:

                                               Ten   Five    One
                                              Years  Years   Year
            -------------------------------------------------------
            Pacific American Income Shares/A/ +7.87% +6.99% +14.07%
            Lehman Credit Index/B/            +7.42% +7.11%  +7.70%
            Lehman U.S. Treasury Index/C/     +6.69% +6.18%  +2.42%

--------------------------------------------------------------------------------

   With its traditional emphasis on the attractive yields available in the BBB sector of the corporate bond market, and a moderate exposure to high yield and emerging market bonds, the Company was well-positioned to benefit from the market environment. The portfolio recorded a total return (price gains/losses plus interest income, net of expenses) of 14.07% for the year ended December 31, 2003, far outpacing the returns on the Lehman Credit Bond Index of 7.7% and the returns on the Lehman U.S. Treasury Index of 2.4%. The Company's performance also exceeded the average return of 12.70% for the 17 funds in the portfolio's BBB Corporate Debt peer group as reported by Lipper Inc. The Company's share price rose from $14.35 to $15.35 for the year, reflecting improved investor interest in corporate bond funds, but the Company's discount to net asset value increased from -4.6% to -7.2% over the period despite the market's general buoyancy. In an environment where money market funds are yielding less than 1% and inflation is historically low, the Company paid its shareholders an annualized yield of 6.82% based on the December 31, 2002 closing share price.

   The Company's long-term competitive track record remains solid. As of December 31, 2003, although the Company's total return ranked #4 out of a total of 17 similar closed-end investment grade bond funds tracked by Lipper Inc. for the past year, it ranked #1 out of 14 similar funds for the past 3, 5, and 10 years, and #1 out of 13 similar funds for the past 15 years, as tracked by Lipper, Inc.

                                               Western Asset Management Company

January 30, 2004

/A/Past performance does not guarantee future results. The investment return and principal value of the Company will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations are based on market values and assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Company shares.
/B/This index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The index includes both corporate (industrial, utility and finance) and non-corporate (sovereign, supranational, foreign agency, and foreign local government) sectors.
/C/This index is the U.S. Treasury component of the Lehman U.S. Government
   Index, and excludes Treasury bills and certain special issues such as flower bonds, targeted investor notes, and state and local government series. Coupon issues that have been stripped are reflected in the index based on the underlying coupon issue rather than in stripped form.

                                      1

Annual Report to Shareholders

STATISTICAL HIGHLIGHTS
(Amounts in Thousands, except per share amounts)

                                            December 31,
                                          -----------------
                                            2003     2002
                    ---------------------------------------
                    Net Asset Value       $155,139 $141,238
                      Per Share           $  16.52 $  15.04
                    ---------------------------------------
                    Net Investment Income $  8,663 $  9,406
                      Per Share           $   0.92 $   1.00
                    ---------------------------------------
                    Dividends Paid        $  9,190 $  9,389
                      Per Share           $   0.98 $   1.00
                    ---------------------------------------

The Company
   Pacific American Income Shares, Inc. ("PAI" or the "Company") is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The shares are listed on the New York Stock Exchange where they are traded under the symbol PAI, and price quotations can be found in publications under the abbreviation PacAmShrs.

Investment Policies
   The Company's investment policies provide that its portfolio be invested as follows:

   . At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

   . Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

   .  Not more than 25% in securities restricted as to resale.

Dividend Reinvestment Plan
   PAI and EquiServe Trust Company, N.A. ("EquiServe" or the "Agent"), as the Transfer Agent and Registrar of the Company, offer two convenient ways to add shares of the Company to your account. First, PAI offers to all shareholders a Dividend Reinvestment Plan ("Plan"). Under the Plan, cash distributions (e.g., dividends and capital gains) are automatically invested in shares of PAI unless the shareholder elects otherwise. Second, the Company offers to registered shareholders (those who own shares in their own name on the Company's records) the option to purchase additional whole and partial shares of PAI--the Optional Cash Investment Service ("Optional Cash Investment Service").

   As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of PAI, if the market price of the shares on the date of the distribution is at or above the net asset value ("NAV") of the shares. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, the Agent will, as agent for the participants, buy shares of PAI stock through a broker on the open market. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by State Street in accordance with your instructions.

Optional Cash Investment Service
   Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of PAI stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant's funds with those of all other participants in the Plan. The price per share of shares purchased for each participant's account with respect to a particular dividend or other distribution shall be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

                                      2



   Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option because there is no way to make payments through a broker, bank or nominee. A beneficial shareholder may, however, have their shares taken out of "street name" and re-register such shares in their own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment
Service
   PAI will pay all costs applicable to the Plan and Optional Cash Investment Service, with noted exceptions. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event PAI determines to no longer pay such costs, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

   All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

   You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant's account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

   Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

   Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011--Investor Relations telephone number 1-866-290-4386.

Proxy Voting Policies and Procedures
   You may request a free description of the policies and procedures that the Company uses to determine how proxies relating to the Company's portfolio securities are voted by calling 1-800-799-4932 or by writing to the Company, or you may obtain a copy of these policies and procedures (and other information regarding the Company) from the Securities and Exchange Commission's web site (http://www.sec.gov)

                        IMPORTANT TAX INFORMATION 2003
                                  (Unaudited)

    The portion of dividends attributable to interest earned on direct obligations of the U.S. government is exempt from state income tax in many states. The percentage of such interest earned by the Company for each quarter and for the year ended December 31, 2003, is as follows:


                   First  Second   Third  Fourth   Year Ended
                  Quarter Quarter Quarter Quarter December 31,
                   2003    2003    2003    2003       2003
                  --------------------------------------------
                   0.47%   0.26%   0.44%   0.60%     0.44%

                                      3

Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION
December 31, 2003
                                    [CHART]

   BY RATING*
(At Market Value)

AAA                      5.3%
AA                       4.1%
A                       18.3%
BBB                     50.3%
BB                      11.4%
B                        4.3%
CCC                      2.6%
Not Rated                3.7%



   BY SECTOR*
(At Market Value)

MORTGAGE-BACKED SECURITIES                              0.8%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                  1.2%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES       1.9%
YANKEE BONDS                                           26.2%
CORPORATE BONDS AND NOTES                              69.9%

                  *EXPRESSED AS A PERCENTAGE OF THE PORTFOLIO

   The pie chart above represents the Company's assets as of December 31, 2003. The Company's portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

                                      4


SCHEDULE OF INVESTMENTS
December 31, 2003
(Amounts in Thousands)


Pacific American Income Shares


                                                % OF           MATURITY
                                             NET ASSETS  RATE    DATE    PAR       VALUE
                                             -----------------------------------------------
Long-Term Securities                           98.1%

Corporate Bonds and Notes                      68.6%

  Aerospace/Defense                             2.5%
    Northrop Grumman Corporation                        9.375% 10/15/24 $2,000 $  2,176
    Raytheon Company                                    5.375%  4/1/13     420      421/A/
    Raytheon Company                                    6.400% 12/15/18    610      641
    Systems 2001 Asset Trust                            6.664% 9/15/13     547      605/B/
                                                                               --------
                                                                                  3,843
                                                                               --------
  Automotive                                    2.5%
    Ford Motor Company                                  7.450% 7/16/31     600      606
    Ford Motor Company                                  8.900% 1/15/32     730      818
    Ford Motor Company                                  7.700% 5/15/97     940      903
    General Motors Corporation                          7.125% 7/15/13     110      121/A/
    General Motors Corporation                          8.250% 7/15/23     190      216/A/
    General Motors Corporation                          8.375% 7/15/33     980    1,137
                                                                               --------
                                                                                  3,801
                                                                               --------
  Banking and Finance                           4.5%
    Ford Motor Credit Company                           7.375% 10/28/09    590      648
    Ford Motor Credit Company                           7.375%  2/1/11     880      959
    Ford Motor Credit Company                           7.250% 10/25/11    500      542
    General Motors Acceptance Corporation               7.250%  3/2/11   1,000    1,097/A/
    General Motors Acceptance Corporation               6.875% 8/28/12     500      538
    General Motors Acceptance Corporation               8.000% 11/1/31   1,000    1,123
    Household Finance Corporation                       4.625% 1/15/08     300      312
    Household Finance Corporation                       7.000% 5/15/12     970    1,106
    SB Treasury Company LLC                             9.400% 12/29/49    600      690/B,C/
                                                                               --------
                                                                                  7,015
                                                                               --------
  Banks                                         3.6%
    Bank of America Corporation                         6.250% 4/15/12   1,320    1,455
    Bank of America Corporation                         7.800% 9/15/16     250      305
    Bank One Corporation                                5.250% 1/30/13   1,400    1,436
    CBA Capital Trust I                                 5.805% 12/31/49  1,390    1,433/B/
    HBOS Treasury Services plc                          3.750% 9/30/08     380      380/B/
    UnionBanCal Corporation                             5.250% 12/16/13    295      298
    US Bank NA, Minneapolis                             4.800% 4/15/15     200      195
                                                                               --------
                                                                                  5,502
                                                                               --------

                                      5

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued

Pacific American Income Shares--Continued

                                                % OF           MATURITY
                                             NET ASSETS  RATE    DATE    PAR      VALUE
                                             ---------------------------------------------
Corporate Bonds and Notes--Continued

  Building Materials                            0.6%
    American Standard, Inc.                             8.250%  6/1/09  $  500 $    578
    Nortek Holdings, Inc.                               8.875%  8/1/08     330      345
                                                                               --------
                                                                                    923
                                                                               --------

  Cable                                         0.8%
    Comcast Corporation                                 7.050% 3/15/33     160      174
    TCI Communications, Inc.                            8.750%  8/1/15     160      203
    Tele-Communications, Inc.                           9.800%  2/1/12     700      913
                                                                               --------
                                                                                  1,290
                                                                               --------

  Casino Resorts                                0.4%
    Harrah's Operating Company, Inc.                    7.500% 1/15/09     340      387
    Park Place Entertainment Corporation                8.125% 5/15/11     250      281
                                                                               --------
                                                                                    668
                                                                               --------

  Chemicals                                     1.4%
    The Dow Chemical Company                            6.000% 10/1/12   1,000    1,053/A/
    The Dow Chemical Company                            7.375% 11/1/29   1,000    1,118/A/
                                                                               --------
                                                                                  2,171
                                                                               --------

  Computer Services and Systems                 0.2%
    Electronic Data Systems Corporation                 7.450% 10/15/29    380      380
                                                                               --------

  Diversified Financial Services                2.2%
    Capital One Financial Corporation                   8.750%  2/1/07     350      395
    Capital One Financial Corporation                   7.125%  8/1/08      90       97
    CIT Group Inc.                                      3.875% 11/3/08     405      404
    CIT Group Inc.                                      7.750%  4/2/12     400      472
    General Electric Capital Corporation                6.750% 3/15/32     700      775
    IBJ Preferred Capital Corp. LLC                     8.790% 12/29/49    110      120/B/
    Wells Fargo & Company                               5.000% 11/15/14  1,220    1,215
                                                                               --------
                                                                                  3,478
                                                                               --------

  Electric                                      2.2%
    AEP Texas Central Company                           5.500% 2/15/13     420      430
    American Electric Power Company, Inc.               5.250%  6/1/15     490      481
    CenterPoint Energy, Inc.                            6.850%  6/1/15     750      771/B/
    Dominion Resources, Inc.                            5.125% 12/15/09    210      219
    Dominion Resources, Inc.                            5.700% 9/17/12     570      601
    FirstEnergy Corp.                                   5.500% 11/15/06     60       62

                                      6




                                                      % OF           MATURITY
                                                   NET ASSETS  RATE    DATE    PAR       VALUE
                                                   -----------------------------------------------
Corporate Bonds and Notes--Continued

  Electric--Continued
    Southern California Edison Company                        8.000% 2/15/07  $  375 $    429
    Tampa Electric Company                                    6.375% 8/15/12     145      156
    The AES Corporation                                       9.500%  6/1/09      39       43/A/
    The Cleveland Electric Illuminating Company               5.650% 12/15/13    300      295/B/
                                                                                     --------
                                                                                        3,487
                                                                                     --------

  Energy                                              7.2%
    Alabama Power Company                                     3.125%  5/1/08     360      354
    Calpine Corporation                                       8.500% 2/15/11     258      204/A/
    Calpine Corporation                                       8.750% 7/15/13     280      273/A,B/
    DTE Energy Company                                        6.375% 4/15/33     630      617
    Duke Energy Corporation                                   1.630% 12/8/05     385      385/D/
    Duke Energy Corporation                                   5.625% 11/30/12     70       73
    Exelon Corporation                                        6.750%  5/1/11   1,500    1,676
    MidAmerican Energy Holdings Company                       5.875% 10/1/12   2,000    2,097
    Progress Energy, Inc.                                     7.100%  3/1/11     750      845
    Sithe Independence Funding Corporation                    9.000% 12/30/13  1,500    1,691
    TXU Corp.                                                 6.375% 6/15/06   1,500    1,586
    TXU Energy Co.                                            6.125% 3/15/08     500      535
    TXU Energy Co.                                            7.000% 3/15/13     370      409
    Xcel Energy, Inc.                                         7.000% 12/1/10     350      397
                                                                                     --------
                                                                                       11,142
                                                                                     --------

  Environmental Services                              2.3%
    Allied Waste North America Incorporated                   8.875%  4/1/08     250      280
    Republic Services, Inc.                                   6.750% 8/15/11     470      525
    Safety-Kleen Corp.                                        9.250% 5/15/09     346       17/E/
    Waste Management, Inc.                                    7.375% 5/15/29   2,410    2,713
                                                                                     --------
                                                                                        3,535
                                                                                     --------

  Food, Beverage and Tobacco                          2.9%
    Altria Group, Inc.                                        6.375%  2/1/06      75    79/A/
    Altria Group, Inc.                                        7.000% 11/4/13     610      651
    Altria Group, Inc.                                        7.750% 1/15/27     340      367
    Anheuser-Busch Companies, Inc.                            6.500%  2/1/43     500      543
    Kraft Foods Inc.                                          6.250%  6/1/12      75       82
    Nabisco Incorporated                                      7.550% 6/15/15   1,250    1,496
    R.J. Reynolds Tobacco Holdings, Inc.                      7.250%  6/1/12   1,360    1,340
                                                                                     --------
                                                                                        4,558
                                                                                     --------

                                      7

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued


Pacific American Income Shares--Continued

                                             % OF           MATURITY
                                          NET ASSETS  RATE    DATE    PAR      VALUE
                                          ---------------------------------------------
Corporate Bonds and Notes--Continued

  Gaming                                     N.M.
    Horseshoe Gaming Holding Corp.                   8.625% 5/15/09  $   53 $     56
                                                                            --------

  Gas and Pipeline Utilities                 3.6%
    CenterPoint Energy Resources Corp.               7.875%  4/1/13     390      442/B/
    Dynegy Holdings Inc.                             6.875%  4/1/11   1,300    1,197
    Dynegy Holdings Inc.                             8.750% 2/15/12     880      888/A/
    Panhandle Eastern Pipeline Company               4.800% 8/15/08     445      458/B/
    The Williams Companies, Inc.                     6.250%  2/1/06   1,000    1,025
    The Williams Companies, Inc.                     8.625%  6/1/10     102      114
    The Williams Companies, Inc.                     8.750% 3/15/32   1,250    1,413
                                                                            --------
                                                                               5,537
                                                                            --------

  Health Care                                0.6%
    Tenet Healthcare Corporation                     7.375%  2/1/13     900      904
                                                                            --------

  Homebuilding                               0.2%
    Centex Corporation                               5.125% 10/1/13     160      158
    Pulte Homes, Inc.                                6.250% 2/15/13     145      154
                                                                            --------
                                                                                 312
                                                                            --------

  Insurance                                  2.1%
    ACE INA Holdings Inc.                            8.300% 8/15/06     500      566
    Loews Corporation                                7.625%  6/1/23   1,242    1,276
    Loews Corporation                                7.000% 10/15/23  1,000      994
    Oil Insurance Ltd                                5.150% 8/15/33     220      221/B/
    Provident Companies, Inc.                        7.000% 7/15/18     230      231
                                                                            --------
                                                                               3,288
                                                                            --------

  Investment Banking/Brokerage               2.6%
    J.P. Morgan Capital Trust II                     7.950%  2/1/27     150      169
    J.P. Morgan Chase & Co.                          6.625% 3/15/12     590      659
    J.P. Morgan Chase & Co.                          5.750%  1/2/13     240      253/A/
    Morgan Stanley                                   6.750% 10/15/13  2,700    3,028
                                                                            --------
                                                                               4,109
                                                                            --------

  Media                                      3.9%
    AMFM Inc.                                        8.000% 11/1/08     210      243
    AOL Time Warner Inc.                             6.875%  5/1/12     570      641

                                      8



                                                  % OF           MATURITY
                                               NET ASSETS  RATE    DATE    PAR       VALUE
                                               -----------------------------------------------
Corporate Bonds and Notes--Continued

  Media--Continued
    AOL Time Warner Inc.                                  7.700%  5/1/32  $  670 $    782
    Liberty Media Corporation                             2.670% 9/17/06     885      895/A,D/
    Liberty Media Corporation                             8.500% 7/15/29     330      400
    Liberty Media Corporation                             8.250%  2/1/30     165      197
    News America Holdings Incorporated                    8.875% 4/26/23   1,325    1,699
    Time Warner Entertainment Company, L.P.               8.375% 7/15/33     770      978
    Viacom Inc.                                           5.625% 8/15/12     190      202/A/
                                                                                 --------
                                                                                    6,037
                                                                                 --------

  Medical Care Facilities                         0.6%
    HCA Inc.                                              5.250% 11/16/08    105      107
    HCA Inc.                                              7.875%  2/1/11     250      285
    HCA Inc.                                              6.300% 10/1/12     180      186
    Health Care REIT, Inc.                                8.000% 9/12/12     370      426
                                                                                 --------
                                                                                    1,004
                                                                                 --------

  Oil and Gas                                     4.2%
    ConocoPhillips                                        4.750% 10/15/12    250      251
    Devon Energy Corporation                              7.950% 4/15/32     350      422
    Occidental Petroleum Corporation                      6.750% 1/15/12   2,000    2,256
    Ocean Energy Inc.                                     4.375% 10/1/07     430      444
    Sonat Inc.                                            7.625% 7/15/11   2,000    1,853
    Vintage Petroleum, Inc.                               7.875% 5/15/11     250      264/A/
    XTO Energy, Inc.                                      6.250% 4/15/13     980    1,031
                                                                                 --------
                                                                                    6,521
                                                                                 --------

  Paper and Forest Products                       1.4%
    Georgia-Pacific Corp.                                 9.500% 12/1/11      70       81/A/
    International Paper Company                           5.850% 10/30/12    490      510/A/
    MeadWestvaco Corporation                              6.850%  4/1/12     530      583
    Weyerhaeuser Company                                  6.750% 3/15/12     580      633
    Weyerhaeuser Company                                  7.375% 3/15/32     390      424
                                                                                 --------
                                                                                    2,231
                                                                                 --------

  Pharmaceuticals                                 0.4%
    Bristol-Myers Squibb Company                          5.750% 10/1/11     230      249
    Eli Lilly and Company                                 6.000% 3/15/12     400      440
                                                                                 --------
                                                                                      689
                                                                                 --------

                                      9

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued


Pacific American Income Shares--Continued

                                             % OF           MATURITY
                                          NET ASSETS  RATE    DATE    PAR       VALUE
                                          -----------------------------------------------
Corporate Bonds and Notes--Continued

  Photo Equipment and Supplies               0.5%
    Eastman Kodak Company                            3.625% 5/15/08  $  375 $   356/A/
    Eastman Kodak Company                            7.250% 11/15/13    345     362/A/
                                                                            ----------
                                                                                   718
                                                                            ----------

  Real Estate                                0.1%
    Socgen Real Estate Co. LLC                       7.640% 12/29/49     80    90/B,C/
                                                                            ----------

  Services                                   0.5%
    Fuji Co., Ltd.                                   9.870% 12/31/49    620     701/B/
                                                                            ----------

  Special Purpose                           10.7%
    American Honda Finance Corporation               3.850% 11/6/08     365     367/B/
    BAE Systems Holdings Inc.                        6.400% 12/15/11    630     677/B/
    Conoco Funding Company                           6.350% 10/15/11    420        471
    DaimlerChrysler NA Holding Corp.                 7.300% 1/15/12     415        462
    DaimlerChrysler NA Holding Corp.                 6.500% 11/15/13    160        168
    Devon Financing Corporation ULC                  6.875% 9/30/11     520        590
    Duke Capital Corporation                         6.250% 2/15/13   1,200   1,266/A/
    Gemstone Investors Limited                       7.710% 10/31/04    375     379/B/
    H.J. Heinz Finance Company                       6.000% 3/15/12     300        325
    NiSource Finance Corp.                           3.200% 11/1/06     375        378
    PNPP II Funding Corporation                      9.120% 5/30/16   2,459      2,799
    Qwest Capital Funding, Inc.                      7.250% 2/15/11   2,000      1,970
    Sprint Capital Corporation                       6.125% 11/15/08    750        800
    Sprint Capital Corporation                       6.875% 11/15/28    200        195
    Sprint Capital Corporation                       8.750% 3/15/32     800        945
    TCI Communications Financing III                 9.650% 3/31/27   3,000      3,615
    Verizon Global Funding Corp.                     7.375%  9/1/12   1,000      1,159/A/
                                                                            ----------
                                                                                16,566
                                                                            ----------

  Telecommunications                         2.0%
    AT&T Corp.                                       6.000% 3/15/09      68         73
    AT&T Corp.                                       8.750% 11/15/31    600        701
    INTELSAT                                         6.500% 11/1/13     150        156/B/
    Qwest Corporation                                7.200% 11/1/04     300        307
    Qwest Corporation                                6.875% 9/15/33   1,000        950
    SBC Communications Inc.                          5.875% 8/15/12     790        839
                                                                            ----------
                                                                                 3,026
                                                                            ----------

                                      10




                                                       % OF           MATURITY
                                                    NET ASSETS  RATE    DATE    PAR      VALUE
                                                    ---------------------------------------------
Corporate Bonds and Notes--Continued

  Telecommunications (Cellular/Wireless)               0.9%
    AT&T Wireless Services Inc.                                7.500%  5/1/07  $  500 $    561
    AT&T Wireless Services Inc.                                8.750%  3/1/31     300      370
    Motorola, Inc.                                             7.625% 11/15/10    350      402
    Nextel Communications, Inc.                                9.375% 11/15/09     46       50
                                                                                      --------
                                                                                         1,383
                                                                                      --------

  Transportation                                       1.0%
    Continental Airlines, Inc.                                 7.256% 3/15/20     265      269
    Delta Air Lines, Inc.                                      7.111% 9/18/11      90       91
    Delta Air Lines, Inc.                                      7.570% 5/18/12     160      166
    Delta Air Lines, Inc.                                      6.417%  7/2/12     400      429
    Delta Air Lines, Inc.                                      6.718%  7/2/24     321      343
    Northwest Airlines Corporation                             7.575%  3/1/19      88       91
    United Airlines, Inc.                                      7.783%  1/1/14     102       84
                                                                                      --------
                                                                                         1,473
                                                                                      --------
Total Corporate Bonds and Notes
   (Identified Cost--$97,983)                                                          106,438
-------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                             0.8%
  Fixed Rate Securities                                0.8%
    Glendale Federal Savings Bank 1978-A                       9.125% 1/25/08      15       15
    Nomura Asset Securities Corporation 1996-MD5               7.120% 4/13/39   1,170    1,274
                                                                                      --------
Total Mortgage-Backed Securities
   (Identified Cost--$1,184)                                                             1,289
-------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                 1.1%
  Fixed Rate Securities                                1.1%
    Fannie Mae                                                 4.000%  9/2/08   1,325    1,342
    Fannie Mae                                                 4.625%  5/1/13     130      126/A/
    United States Treasury Bonds                               5.375% 2/15/31     200      209
    United States Treasury Notes                               3.375% 11/15/08     95       96/A/
                                                                                      --------
Total U.S. Government and Agency Obligations
   (Identified Cost--$1,741)                                                             1,773
-------------------------------------------------------------------------------------------------

                                      11

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued


Pacific American Income Shares--Continued

                                                % OF                 MATURITY
                                             NET ASSETS  RATE          DATE          PAR       VALUE
                                             -----------------------------------------------------------
U.S. Government Agency Mortgage-
 Backed Securities                              1.9%
  Fixed Rate Securities                         1.9%
    Fannie Mae                                           8.000%      4/25/06       $   139 $    145
    Fannie Mae                                          10.500%       7/1/09            54       60
    Fannie Mae                                           6.000%       4/1/14             5        5
    Fannie Mae                                          14.000%  9/1/17 to 2/1/18      113      136
    Fannie Mae                                          11.500%      11/1/17            64       74
    Freddie Mac                                         10.250%       5/1/09            44       48
    Freddie Mac                                          6.500%       2/1/29         1,378    1,444
    Government National Mortgage
     Association                                         7.000% 8/15/25 to 6/15/28     670      717
    Government National Mortgage
     Association                                         6.500%      8/15/28            26       27
    Government National Mortgage
     Association                                         6.000%      12/15/28          207      215
                                                                                           --------
Total U.S. Government Agency Mortgage-
   Backed Securities
   (Identified Cost--$2,698)                                                                  2,871
--------------------------------------------------------------------------------------------------------
Yankee Bonds/F/                                25.7%
  Banks                                         1.8%
    ABN Amro Bank NV                                     4.650%       6/4/18           580      534/B/
    Korea Exchange Bank                                 13.750%      6/30/10         1,000    1,160/A,B/
    Royal Bank of Scotland Group plc                     8.817%      3/31/49         1,000    1,083
                                                                                           --------
                                                                                              2,777
                                                                                           --------
  Cable                                         0.2%
    British Sky Broadcasting Group plc                   6.875%      2/23/09           330      370
                                                                                           --------
  Electric                                      0.3%
    Empresa Nacional de Electricidad S.A.                8.500%       4/1/09           345      389
                                                                                           --------
  Foreign Governments                           8.3%
    Federative Republic of Brazil                       14.500%      10/15/09          110      144
    Federative Republic of Brazil                       12.000%      4/15/10           210      252
    Federative Republic of Brazil                        2.063%      4/15/12           180      162/D/
    Federative Republic of Brazil                        2.063%      4/15/12           280      251/D/
    Federative Republic of Brazil                        8.000%      4/15/14           406      398
    Federative Republic of Brazil                       11.000%      8/17/40           350      385
    Province of Manitoba                                 9.500%      9/15/18           730    1,053
    Quebec Province                                      7.125%       2/9/24           190      225
    Quebec Province                                      7.500%      9/15/29           160      199

                                      12




                                             % OF            MATURITY
                                          NET ASSETS  RATE     DATE    PAR      VALUE
                                          ----------------------------------------------
Yankee Bonds--Continued
  Foreign Governments--Continued
    Quebec Province                                   7.220% 7/22/36  $  980 $  1,319/C/
    Republic of Bulgaria                              8.250% 1/15/15      20       24/B/
    Republic of Bulgaria                              8.250% 1/15/15     508      599
    Republic of Colombia                             10.500%  7/9/10     200      224
    Republic of Colombia                             11.750% 2/25/20     260      313/D/
    Republic of Panama                                9.625%  2/8/11     170      196
    Republic of Panama                                9.375% 7/23/12     170      194
    Republic of Panama                               10.750% 5/15/20     140      168
    Republic of Peru                                  9.125% 2/21/12      30       33
    Republic of Peru                                  9.875%  2/6/15      30       35
    Republic of Peru                                  5.000%  3/7/17      30       27/B/
    Republic of Peru                                  5.000%  3/7/17     432      400/C/
    Republic of Peru                                  8.750% 11/21/33     90       90
    Republic of South Africa                          7.375% 4/25/12     250      281
    Republic of the Philippines                       9.875% 1/15/19     190      201/A/
    Republic of the Philippines                      10.625% 3/16/25     100      111
    Russian Federation                                8.250% 3/31/10    0.03     0.04/B/
    Russian Federation                                5.000% 3/31/30     660      633/G/
    Russian Federation                                5.000% 3/31/30     0.3     0.03/B/
    Russian Ministry of Finance                       3.000% 5/14/06      80       78
    United Mexican States                             8.375% 1/14/11   1,460    1,734
    United Mexican States                            11.500% 5/15/26   2,210    3,199
                                                                             --------
                                                                               12,928
                                                                             --------
  Insurance                                  0.8%
    Axa                                               8.600% 12/15/30    550      693
    XL Capital plc                                    6.500% 1/15/12     500      547
                                                                             --------
                                                                                1,240
                                                                             --------
  Investment Banking/Brokerage               2.2%
    Credit Suisse First Boston, London                7.900% 5/29/49   3,000    3,351/B/
                                                                             --------
  Manufacturing (Diversified)                3.0%
    Tyco International Group SA                       5.800%   8/1/06    280      296
    Tyco International Group SA                       6.375% 10/15/11  1,450   1,550 /A/
    Tyco International Group SA                       7.000%  6/15/28  1,364    1,417
    Tyco International Group SA                       6.875%  1/15/29  1,366    1,400
                                                                             --------
                                                                                4,663
                                                                             --------

                                      13

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued


Pacific American Income Shares--Continued

                                                                % OF           MATURITY    PAR/
                                                             NET ASSETS  RATE    DATE     SHARES        VALUE
                                                             -----------------------------------------------------
Yankee Bonds--Continued
  Oil and Gas                                                    1.3%
    Petrobras International Finance Company (PIFCO)                     9.750%   7/6/11 $   345     $    402
    Petroliam Nasional Berhad                                           7.125%  8/15/05     150         159 /B/
    Petroliam Nasional Berhad                                           7.625% 10/15/26   1,260       1,453 /B/
                                                                                                    --------
                                                                                                       2,014
                                                                                                    --------
  Special Purpose                                                5.1%
    Deutsche Telekom International Finance BV                           8.750%  6/15/30   1,000        1,277
    HSBC Capital Funding LP                                             4.610% 12/13/49     780         735 /B,C/
    PDVSA Finance Ltd.                                                  8.500% 11/16/12     700          679
    PDVSA Finance Ltd. 1998-1                                           7.400%  8/15/16     110           95
    PDVSA Finance Ltd. 1999-K                                           9.950%  2/15/20   2,000        1,850
    Petrozuata Finance, Inc.                                            8.220%   4/1/17   1,740       1,601 /B/
    Redwood Capital II Ltd.                                             4.160%   1/1/04     100          100 /B,D/
    UFJ Finance Aruba A E C                                             6.750%  7/15/13   1,500        1,600
                                                                                                    --------
                                                                                                       7,937
                                                                                                    --------
  Telecommunications                                             1.9%
    British Telecommunications plc                                      8.625% 12/15/30     330          431
    France Telecom SA                                                   9.750%   3/1/31   1,060        1,408
    Tele Norte Leste Participacoes S.A.                                 8.000% 12/18/13     410         403 /B/
    Telecom Italia S.p.A.                                               5.250% 11/15/13     405         406 /B/
    Telecom Italia S.p.A.                                               6.375% 11/15/33     335         337 /B/
                                                                                                    --------
                                                                                                       2,985
                                                                                                    --------
  Transportation                                                 0.8%
    C P Railway Limited                                                 7.125% 10/15/31   1,000        1,154
                                                                                                    --------
Total Yankee Bonds
   (Identified Cost--$35,616)                                                                         39,808
------------------------------------------------------------------------------------------------------------------
Investment of Proceeds From Securities Lending                   7.5%
  State Street Navigator Securities Lending Prime Portfolio                              11,614 shs   11,614
                                                                                                    --------
Total Investment of Proceeds From Securities Lending
  (Identified Cost--$11,614)                                                                          11,614
------------------------------------------------------------------------------------------------------------------
Total Investments   (Identified Cost--$150,836)                105.6%                                163,793
Other Assets Less Liabilities                                  (5.6)%                                 (8,654)
                                                                                                    --------
Net Assets                                                     100.0%                               $155,139
                                                                                                    ========

--------------------------------------------------------------------------------

                                      14



/A/All or a portion of this security is on loan. See Note 3 to the financial statements.
/B/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 11.8% of net assets.
/C/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes.
/D/Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR") or the one-year Treasury Bill rate. The coupon rates are the rates as of December 31, 2003.
/E/Bond is in default at December 31, 2003.
/F/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/G/Convertible bond - Bond may be converted into the issuer's common stock.
N.M.--Not meaningful.

See notes to financial statements.

                                      15

Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
(Amounts in Thousands)


Pacific American Income Shares

Assets:
 Investment securities at market value (cost $150,836)              $163,793
 Cash                                                                    756
 Sales of investments                                                     18
 Receivable for accrued interest                                       2,361
 Other assets                                                             14
                                                                    --------
                                                                     166,942
Liabilities:
 Obligation to return collateral for securities loaned                11,614
 Accrued expenses                                                        189
                                                                    --------
                                                                      11,803
                                                                    --------
Net Assets--equivalent to $16.52 per share on 9,389
 outstanding shares of common stock                                 $155,139
                                                                    ========
Summary of Stockholders' Equity:
 Common stock, par value $.01 per share: authorized
   20,000 shares; 9,389 issued and outstanding shares      $     94
 Additional paid-in capital                                 141,896
 Under/(over) distributed net investment income                 122
 Accumulated net realized loss on investments                    70
 Unrealized appreciation/(depreciation) of investments       12,957
                                                           --------
 Net assets applicable to outstanding common stock                  $155,139
                                                                    ========

--------------------------------------------------------------------------------

See notes to financial statements.

                                      16


STATEMENT OF OPERATIONS
(Amounts in Thousands)



Pacific American Income Shares

                                                                  FOR THE
                                                                YEAR ENDED
                                                             DECEMBER 31, 2003
------------------------------------------------------------------------------
Investment Income:
 Interest income                                                  $10,068
                                                                 --------
Expenses:
 Advisory fees                                                        779
 Custodian fees                                                       171
 Audit and legal fees                                                 138
 Directors' fees and expenses                                          88
 Registration fees                                                     41
 Reports to shareholders                                               67
 Taxes, other than federal income taxes                                34
 Transfer agent and shareholder serving expense                        95
 Other                                                                 16
                                                                 --------
                                                                    1,429
 Less fees waived                                                     (24)
                                                                 --------
 Total expenses, net of waivers                                     1,405
                                                                 --------
Net Investment Income                                               8,663
                                                                 --------
Realized and Unrealized Gain/(Loss) on Investments:
 Net realized gain/(loss) on investments                            2,063
 Unrealized appreciation/(depreciation) of investments             12,365
                                                                 --------
Net Realized and Unrealized Gain/(Loss) on Investments             14,428
                                                                 --------
Change in Net Assets Resulting From Operations                   $ 23,091
                                                                 ========

--------------------------------------------------------------------------------

See notes to financial statements.

                                      17

Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in Thousands)



Pacific American Income Shares


                                                            FOR THE YEARS ENDED
                                                            ------------------
                                                              2003      2002
-------------------------------------------------------------------------------
Operations:
 Net investment income                                      $  8,663  $  9,406
 Net realized gain/(loss) on investments                       2,063       757
 Increase/(decrease) in unrealized appreciation of
   investments                                                12,365    (1,468)
                                                            --------  --------
 Change in net assets resulting from operations               23,091     8,695
Distributions to stockholders from:
 Net investment income                                        (9,190)   (9,389)
                                                            --------  --------
   Total increase/(decrease)                                  13,901      (694)
Net Assets:
 Beginning of year                                           141,238   141,932
                                                            --------  --------
 End of year (including under/(over) distributed net
   investment income of $122 and $199, respectively)        $155,139  $141,238
                                                            ========  ========

--------------------------------------------------------------------------------

See notes to financial statements.

                                      18


FINANCIAL HIGHLIGHTS


 Contained below is per share operating performance data for a share of common stock outstanding throughout each year, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

--------------------------------------------------------------------------------


                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                          ------------------------------------------------
                                                            2003      2002      2001      2000       1999
------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year                          $15.04    $15.12    $14.84    $14.54    $15.56
                                                          --------  --------  --------  --------  --------
  Net investment income                                        .92      1.00      1.03      1.08      1.06
  Net realized and unrealized gain/(loss) on investments      1.54      (.08)      .31       .29      (.99)
                                                          --------  --------  --------  --------  --------
Total from investment operations                              2.46       .92      1.34      1.37       .07
                                                          --------  --------  --------  --------  --------
Distributions paid from:
  Net investment income                                       (.98)    (1.00)    (1.06)    (1.07)    (1.05)
  Net realized gain/(loss) on investments                       --        --        --        --      (.04)
                                                          --------  --------  --------  --------  --------
Total distributions                                           (.98)    (1.00)    (1.06)    (1.07)    (1.09)
                                                          --------  --------  --------  --------  --------
Net asset value, end of year                                $16.52    $15.04    $15.12    $14.84    $14.54
                                                          ========  ========  ========  ========  ========
Market value per share, end of year                         $15.35    $14.35    $14.56    $13.50    $11.88
                                                          ========  ========  ========  ========  ========

Total Return:
Based on net asset value per share                           17.13%     6.35%     9.45%    10.73%     1.14%
Based on market value per share                              14.07%     5.38%    15.86%    23.34%   (18.39)%

Ratios To Average Net Assets:
Expenses                                                       .94%      .80%      .77%      .78%      .76%
Net investment income                                         5.78%     6.75%     6.66%     7.48%     7.07%

Supplemental Data:
Portfolio turnover rate                                         47%       43%      116%       78%      242%
Net assets at end of year (in thousands)                  $155,139  $141,238  $141,932  $139,344  $136,485

------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                      19

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS
(Amounts in Thousands)

Note 1--Summary of Significant Accounting Policies:

   Pacific American Income Shares, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a closed-end diversified investment company. The significant accounting policies of the Company, which are in accordance with accounting principles generally accepted in the United States of America, include the following:

      (a) Cash--Cash includes demand deposits held with the Company's custodian and does not include short-term investments.

      (b) Investments--Security transactions are recorded on the trade date. Investment securities owned at December 31, 2003, are reflected in the accompanying Schedule of Investments at their value on December 31, 2003. In valuing portfolio securities, securities listed or traded on a national securities exchange are valued at the last sales price. Each security traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, is generally valued at the mean of the bid and asked prices at the time of computation. Prices are obtained from at least two dealers regularly making a market in the security, unless such prices can be obtained from only a single market maker. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation of investments. Short-term securities are generally stated at cost plus interest earned, which approximates market value.

      The net realized gain or loss on investment transactions is determined for federal income tax and financial reporting purposes on the basis of identified cost. Purchases and sales of securities other than short-term and U.S. government securities for the year ended December 31, 2003, aggregated $58,645 and $48,826, respectively. Purchases and sales of U.S. government securities for the year ended December 31, 2003, were $12,382 and $19,756, respectively.

      (c) Recognition of income, expenses and distributions to shareholders--The Company accrues interest income and expenses on a daily basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      (d) Federal income taxes--No provision for federal income or excise taxes is required since the Company intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

   Distributions during the years ended December 31, were characterized as follows for tax purposes:

                                            2003   2002
                                           -------------
                       Ordinary income     $9,190 $9,389
                                           ------ ------
                       Total distributions $9,190 $9,389
                                           ====== ======

                                      20



   The tax basis components of net assets at December 31, 2003, were:

              Unrealized appreciation                    $ 13,875
              Unrealized depreciation                        (817)
                                                         --------
              Net unrealized appreciation/(depreciation)   13,058
              Undistributed long-term capital gains            91
              Paid-in capital                             141,990
                                                         --------
              Net assets                                 $155,139
                                                         ========

   Pursuant to federal income tax regulations applicable to investment companies, the Company has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2003, there were no realized capital losses reflected in the accompanying financial statements that would be recognized for federal income tax purposes in 2004. The Company intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the Company has no capital loss carryforwards.

   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2003, the Company recorded the following permanent reclassifications, which relate primarily to a distribution in excess of net investment income and the reclassification of gain/loss on paydown securities. Results of operations and net assets were not affected by these reclassifications.

                   Undistributed net investment income $ 450
                   Accumulated realized gains/(losses)   (11)
                   Paid-in capital                      (439)

   At December 31, 2003, the cost of investments for federal income tax purposes was $150,735.

      (e) Use of estimates--Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      (f) Foreign currency translation--Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Note 2--Investment Advisory Agreement and Affiliated Persons:

   The Company has entered into an investment advisory agreement with Western Asset Management Company ("Adviser"), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Company. In return for its advisory services, the Company pays the Adviser a monthly fee at an annual rate of 0.7% of the average monthly net assets of the Company up to $60,000 and 0.4% of such net assets in excess of $60,000. If expenses (including the Adviser's fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Company of its securities, and extraordinary expenses beyond the control of the Company) borne by the Company in any fiscal year exceed 1.5% of average net assets up to $30,000 and 1% of average net assets over $30,000, the Adviser will reimburse the Company for any excess. No expense reimbursement is due for the year ended December 31, 2003.

                                      21


Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS--Continued


   Western Asset Management Company Limited ("WAML") provides the Company with investment research, advice, management and supervision and a continuous investment program for the Company's portfolio of non-dollar securities consistent with the Company's investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Company managed by WAML during the month.

   Under the terms of an Administrative Services Agreement among the Company, the Adviser, and Legg Mason Fund Adviser, Inc. (the "Administrator"), the Adviser (not the Company) pays the Administrator a monthly fee of $3,000, an annual rate of $36,000.

Note 3--Securities Loaned:

   The Company lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Company's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At December 31, 2003, the market value of the securities on loan to broker-dealers was $11,377, for which the Company received collateral of $11,614 in cash. Such collateral is in the possession of the Company's custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund's schedule of investments. As with other extensions of credit, the Company may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Note 4--Forward Currency Exchange Contracts:
   Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Company as an unrealized gain or loss. When the contract is closed or delivery is taken, the Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Company's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Company could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   At December 31, 2003, there were no open forward currency exchange contracts.

                                      22


REPORT OF INDEPENDENT AUDITORS

To the Stockholders and Directors of Pacific American Income Shares, Inc.:

 In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pacific American Income Shares, Inc. (hereafter referred to as the "Company") at December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2004

                                      23

Annual Report to Shareholders


DIRECTORS AND OFFICERS

 The table below provides information about each of the Company's directors and officers, including biographical information about their business experience and information about their relationships with Western Asset Management Company and its affiliates. Except as shown, each Director's and officer's principal occupation and business experience for the last five years has been with the employer(s) indicated, although in some cases the Director or officer may have held different positions with such employer(s). A Statement of Additional Information for the Company includes additional information about the Company's directors. You may request a free copy of the Statement of Additional Information by calling 1-800-799-4932. The mailing address of each Director and officer is 385 East Colorado Boulevard, Pasadena, California 91105.

                                  Term of    Number of
                                 Office and Portfolios
                    Position(s)  Length of  Overseen in     Other
                     Held With      Time     the Fund   Directorships         Principal Occupation(s)
   Name and Age       Company    Served/A/  Complex/B/      Held            During the Past Five Years
------------------- ------------ ---------- ----------- ------------- ---------------------------------------
   Independent
    Directors
--------------------------------------------------------------------------------------------------------------
McGagh, William G.  Chairman     Since 1984     14      None          Consultant, McGagh Associates
Age 74              and Director                                      (corporate financial consulting), since
                                                                      1989; Chairman of the Board of the John
                                                                      Tracy Clinic; Chairman of the Board of
                                                                      the Los Angeles Orthopaedic Hospital.
                                                                      Formerly: Senior Vice President, Chief
                                                                      Financial Officer and Director of
                                                                      Northrop Grumman Corp. (defense,
                                                                      aerospace and cyberspace products).
--------------------------------------------------------------------------------------------------------------
Arnault, Ronald J.  Director     Since 1997     14      None          Retired (1996) Executive Vice
Age 60                                                                President, Chief Financial Officer and
                                                                      Director of Atlantic Richfield Company.
--------------------------------------------------------------------------------------------------------------
Bryson, John E.     Director     Since 1987     14      The Boeing    Chairman and CEO, Edison International,
Age 60                                                  Company       (electric power generator, distributor
                                                        and The       and structured finance provider) since
                                                        Walt          1990; Chairman of Southern California
                                                        Disney        Edison Company (1990-1999 and
                                                        Company.      2003-present); Chief Executive Officer
                                                                      of Southern California Edison Company
                                                                      (1990-1999).
--------------------------------------------------------------------------------------------------------------
DeFrantz, Anita L.  Director     Since 1998     14      None          President, since 1987, and Director,
Age 50                                                                since 1990, Amateur Athletic Foundation
                                                                      of Los Angeles; President and Director,
                                                                      Kids in Sports, since 1994; Vice
                                                                      President and Director, International
                                                                      Rowing Federation, since 1997; Member,
                                                                      International Olympic Committee
                                                                      ("IOC"), since 1986; Member, IOC
                                                                      Executive Board, 1992-2001; Member,
                                                                      U.S. Olympic Committee ("USOC"), since
                                                                      1976; Member, USOC Executive Board,
                                                                      since 1977.
--------------------------------------------------------------------------------------------------------------
Siart, William E.B. Director     Since 1997     14      Sybron        Chairman, Walt Disney Concert Hall,
Age 56                                                  Dental        Inc., since 1998; Chairman, since 2000,
                                                        Specialties   President and Chief Executive Officer
                                                        Inc.          (1998-2000), Excellent Education
                                                                      Development. Formerly: Chairman and
                                                                      Chief Executive Officer, First
                                                                      Interstate Bancorp.
--------------------------------------------------------------------------------------------------------------
Simpson, Louis A.   Director     Since 1994     14      ResMed        President and Chief Executive Officer,
Age 67                                                  Inc.          Capital Operations, GEICO Corporation,
                                                                      since 1993. Formerly: President and
                                                                      Chief Executive Officer, Western Asset
                                                                      Management Company (1977-1979).
--------------------------------------------------------------------------------------------------------------

                                      24



                               Term of    Number of
                              Office and Portfolios
                  Position(s) Length of  Overseen in     Other
                   Held With     Time     the Fund   Directorships         Principal Occupation(s)
  Name and Age      Company   Served/A/  Complex/B/      Held            During the Past Five Years
----------------- ----------- ---------- ----------- ------------- ---------------------------------------
    Officers
-----------------------------------------------------------------------------------------------------------
Hirschmann,       President   Since 1999     N/A     N/A           Director, President, and Chief
James W.                                                           Executive Officer, Western Asset, March
Age 42                                                             1999 to present; Director, Western
                                                                   Asset Management Company Limited, 1999
                                                                   to present; Member, Board of Directors
                                                                   of Medical Simulation Corporation;
                                                                   Member, Board of Trustees of Widener
                                                                   College; President, Western Asset
                                                                   Funds, Inc. and Western Asset Premier
                                                                   Bond Fund. Formerly: Director of
                                                                   Marketing, Western Asset, April 1989 to
                                                                   1998; Vice President and Director of
                                                                   Marketing, Financial Trust Corporation
                                                                   (bank holding company), 1988-1989; Vice
                                                                   President of Marketing,
                                                                   Atalanta/Sosnoff Capital (investment
                                                                   management company), 1986-1988.
-----------------------------------------------------------------------------------------------------------
Grannis, Scott F. Vice        Since 1990     N/A     N/A           Chief Economist, Western Asset
Age 54            President                                        Management Company, 1989 to present;
                                                                   Vice President, Western Asset Funds,
                                                                   Inc., 1990 to present. Formerly: Vice
                                                                   President, Leland O'Brien Rubinstein
                                                                   (investment advisory firm), 1986 to
                                                                   1989; Senior Economist, Claremont
                                                                   Economics Institute, 1980 to 1986.
-----------------------------------------------------------------------------------------------------------
Harker, Ilene S.  Vice        Since 1993     N/A     N/A           Head of Enterprise Risk, Western Asset
Age 49            President                                        Management Company, 2003 to present;
                                                                   Vice President, Western Asset Funds,
                                                                   Inc.; 1990 to present, and Western
                                                                   Asset Premier Bond Fund, 2001 to
                                                                   present. Formerly: Secretary and
                                                                   Director of Compliance and Controls,
                                                                   Western Asset Management Company, 1978
                                                                   to 2003; Secretary of Western Asset
                                                                   Funds, Inc. and the Company, 1993 to
                                                                   1999.
-----------------------------------------------------------------------------------------------------------
Leech, S. Kenneth Vice        Since 1998     N/A     N/A           Chief Investment Officer, Western Asset
Age 49            President                                        Management Company, 1998 to present;
                                                                   Vice President, Western Asset Premier
                                                                   Bond Fund, and Western Asset Funds,
                                                                   Inc. Formerly: Director of Portfolio
                                                                   Management, Western Asset Management
                                                                   Company, 1990-1998; Senior Trader,
                                                                   Greenwich Capital, 1988-1990; Fixed
                                                                   Income Manager of The First Boston
                                                                   Corporation (holding company; stock and
                                                                   bond dealers), 1980-1987; Portfolio
                                                                   Manager of National Bank of Detroit,
                                                                   1977-1980.
-----------------------------------------------------------------------------------------------------------
Walsh, Stephen A. Vice        Since 1999     N/A     N/A           Deputy Chief Investment Officer,
Age 44            President                                        Western Asset Management Company, 2000
                                                                   to present; Vice President, Western
                                                                   Asset Funds, Inc. Formerly: Director of
                                                                   Portfolio Management, Western Asset
                                                                   Management Company, 1998 to 2000;
                                                                   Senior Portfolio Manager, Western Asset
                                                                   Management Company, 1991 to 2000;
                                                                   Portfolio Manager and Trader, Security
                                                                   Pacific Investment Managers, Inc.
                                                                   (investment management company), 1989
                                                                   to 1991; Portfolio Manager of Atlantic
                                                                   Richfield Company, 1981 to 1988.
-----------------------------------------------------------------------------------------------------------
Mrozek, Lisa G.   Secretary   Since 1999     N/A     N/A           Senior Compliance Officer, Western
Age 40                                                             Asset Management Company; President of
                                                                   the Board of Directors of Southern
                                                                   California Dollars for Scholars; Member
                                                                   of Board of Trustees of Scholarship
                                                                   America; Secretary, Western Asset
                                                                   Funds, Inc. and Western Asset Premier
                                                                   Bond Fund. Formerly: Assistant Vice
                                                                   President, Fund Business Management,
                                                                   Capital Research and Management Company
                                                                   (an investment management firm),
                                                                   1990-1999.
-----------------------------------------------------------------------------------------------------------

                                      25

Annual Report to Shareholders

DIRECTORS AND OFFICERS--Continued

                                 Term of    Number of
                                Office and Portfolios
                    Position(s) Length of  Overseen in     Other
                     Held With     Time     the Fund   Directorships         Principal Occupation(s)
   Name and Age       Company   Served/A/  Complex/B/      Held            During the Past Five Years
------------------- ----------- ---------- ----------- ------------- ---------------------------------------
     Officers
-------------------------------------------------------------------------------------------------------------
Karpinski, Marie K. Treasurer   Since 2001     N/A     N/A           Vice President, Legg Mason Wood Walker,
Age 54              and                                              Incorporated, 1992 to present; Vice
                    Principal                                        President and Treasurer of all Legg
                    Financial                                        Mason retail funds (open-end investment
                    Accounting                                       companies), 1986 to present; Vice
                    Officer                                          President and Treasurer of Legg Mason
                                                                     Charles Street Trust, Inc. (open-end
                                                                     investment company), 1998 to present;
                                                                     Vice President, Treasurer and Principal
                                                                     Financial and Accounting Officer,
                                                                     Western Asset Funds, Inc. (open-end
                                                                     investment company), 1990 to present;
                                                                     Treasurer and Principal Financial and
                                                                     Accounting Officer, Western Asset
                                                                     Premier Bond Fund, 2001 to present,
                                                                     Western Asset/Claymore U.S. Treasury
                                                                     Inflation Protected Securities Fund
                                                                     2003 to present, and Western
                                                                     Asset/Claymore U.S. Treasury Inflation
                                                                     Protected Securities Fund 2, 2004 to
                                                                     present. Formerly: Assistant Treasurer
                                                                     of the Company, 1988 to 2001.
-------------------------------------------------------------------------------------------------------------
Morris, Erin K.     Assistant   Since 2001     N/A     N/A           Assistant Vice President of Legg Mason
Age 37              Treasurer                                        Wood Walker, Incorporated, 2002 to
                                                                     present; Assistant Treasurer (2001 to
                                                                     present) of: Legg Mason Income Trust,
                                                                     Inc., Legg Mason Cash Reserve Trust,
                                                                     Legg Mason Tax Exempt Trust, Inc., Legg
                                                                     Mason Tax-Free Income Fund, Western
                                                                     Asset Funds, Inc. and Western Asset
                                                                     Premier Bond Fund; Assistant Treasurer
                                                                     of Western Asset/Claymore U.S. Treasury
                                                                     Inflation Protected Securities Fund,
                                                                     2003 to present, and Western
                                                                     Asset/Claymore U.S. Treasury Inflation
                                                                     Protected Securities Fund 2,
                                                                     2004-present; Manager, Fund Accounting,
                                                                     Legg Mason Wood Walker, Incorporated
                                                                     (2000 to present). Formerly: Assistant
                                                                     Manager, Fund Accounting, Legg Mason
                                                                     Wood Walker, Incorporated (1993-2000).
-------------------------------------------------------------------------------------------------------------

/A/Each of the Directors of the Company shall hold office until his successor shall have been duly elected and shall qualify, until he shall resign or shall have been removed or until required by applicable law or the rules of any exchange on which the Company's stock is listed.
 Each officer shall hold office until his successor shall have been duly chosen and shall qualify or until his resignation or removal.
/B/Each Director also serves as a Trustee for Western Asset Premier Bond Fund
   (closed-end investment company) and a Director of Western Asset Funds, Inc. (open-end investment company), which are considered part of the same Fund Complex as the Company.

                                      26

Item 2 - Code of Ethics

Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

     THE REGISTRANT, PACIFIC AMERICAN INCOME SHARES, INC., HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 3 - Audit Committee Financial Expert

Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

     THE DIRECTORS OF PACIFIC AMERICAN INCOME SHARES, INC. DETERMINED THAT THE FUND HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

     MR. RONALD J. ARNAULT IS THE COMMITTEE FINANCIAL EXPERT. HE IS
     "INDEPENDENT."

Item 4 - Principal Accounting Fees and Services

 (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     FY 02 - $29,500
     FY 03 - $33,900

 (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
     (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

     FY 02 - $2,485
     FY 03 - $2,700

     SERVICES INCLUDE INTERIM AUDIT SECURITY PRICING.

 (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category.

     FY 02 - $800
     FY 03 - $870

     SERVICES INCLUDE PREPARATION OF FEDERAL AND STATE INCOME TAX RETURNS, REVIEW OF EXCISE TAX DISTRIBUTION REQUIREMENTS AND PREPARATION OF EXCISE TAX RETURNS.

 (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

     NOT APPLICABLE.

 (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     WITH REGARD TO THE POSSIBLE NECESSITY FOR PRE-APPROVAL BETWEEN MEETINGS, THE COMMITTEE AGREED TO ARRANGE APPROVAL BY MEANS OF TELEPHONIC MEETING OR IN WRITING, INCLUDING BY AN EXCHANGE OF E-MAILS.

     (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     NONE.

 (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     NOT APPLICABLE.

 (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     FY 02 - $542,653
     FY 03 - $883,350

 (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     THE MEMBERS OF THE AUDIT COMMITTEE OF PACIFIC AMERICAN INCOME SHARES, INC. HAVE CONSIDERED WHETHER THE NON-AUDIT SERVICES THAT WERE RENDERED BY THE FUND'S PRINCIPAL ACCOUNTANT TO THE ENTITIES SPECIFIED IN THIS ITEM AND THAT WERE NOT PRE-APPROVED BY THE AUDIT COMMITTEE ARE COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures

For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

     A COPY OF THE PROXY VOTING POLICIES AND PROCEDURES IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 8 - Reserved

Item 9 - Controls and Procedures

 (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions,

     regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

     WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

 (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

 (a) File the exhibits listed below as part of this Form.
 (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

     (ATTACHED)

 (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

     (ATTACHED)

 (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

     (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific American Income Shares, Inc.

By: /s/ James W. Hirschmann
    -----------------------

James W. Hirschmann
President, Pacific American Income Shares, Inc.

Date: 2/20/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James W. Hirschmann
    -----------------------

James W. Hirschmann
President, Pacific American Income Shares, Inc.

Date: 2/20/04


By: /s/ Marie K. Karpinski
    ----------------------

Marie K. Karpinski
Treasurer and Principal Financial Accounting Officer,
Pacific American Income Shares, Inc.

Date: 2/20/04